BORROWINGS - Additional Information (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,676.8				SFr 5,425.7
Reference rate, floor	0.00%	0.00%	0.00%
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,687.1				5,443.8
Sunrise Holding Revolving Facility
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency)	685.8				694.6
Ancillary Facility
Disclosure of detailed information about borrowings [line items]
Facility amount (in borrowing currency)	56.4				21.4
Borrowings	23.8				21.4
Sunrise holding bank facility
Disclosure of detailed information about borrowings [line items]
Borrowings	2,231.2				3,029.5
Sunrise holding bank facility | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	2,239.0				3,043.3
5.50% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 358.1				SFr 378.5
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
5.50% senior notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 358.9	$ 395.3			SFr 379.6	$ 452.3
3.875% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 269.9				SFr 312.8
Interest rate	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
3.875% senior notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 270.4		€ 287.9		SFr 313.7		€ 337.9
4.875% senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate				4.875%